REAL ESTATE OWNED	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
REAL ESTATE OWNED
REAL ESTATE OWNED

4.  REAL ESTATE OWNED

Activity in real estate owned, net was as follows:

	Three Months Ended
	2015	2014
	(in thousands)
Beginning of year	$4,603	$3,379
Additions	3,029	141
Sales	(3,413)	(277)
(Additions) subtractions to valuation allowance, net	(26)	—
Recovery from sale in valuation allowance	26	13
End of period	$4,219	$ 3,256

Activity in the valuation allowance was as follows:

	Three Months Ended
	2015	2014
	(in thousands)
Beginning of year	$1,583	$1,524
Additions (subtractions) to valuation allowance, net	26	—
Recovery from sale	(26)	(13)
End of period	$1,583	$1,511

Expenses related to foreclosed assets include:

	Three Months Ended
	2015	2014
	(in thousands)
Net loss (gain) on sales	$39	$(46)
Additions (subtractions) to valuation allowance, net	26	—
Operating expenses (receipts), net of rental income	19	(2)
Repossession expenses, net	45	(2)
For the period	$84	$(48)

NOTE 5 - REAL ESTATE OWNED

Activity in real estate owned was as follows:

	Twelve Months Ended
	2014	2013

Beginning of year	$3,378,958	$4,168,356
Additions	3,275,321	542,273
Sales	(1,992,132)	(1,475,565)
Additions to valuation allowance, net	(144,100)	(63,302)
Recovery from sale in valuation allowance	85,540	207,196

End of period	$4,603,587	$3,378,958

Activity in the valuation allowance was as follows:

	2014	2013	2012

Beginning of year	$1,524,308	$1,668,202	$1,331,420
Additions to valuation allowance, net	144,100	63,302	990,570
Recovery from sale	(85,540)	(207,196)	(653,788)
End of year	$1,582,868	$1,524,308	$1,668,202

Expenses related to foreclosed assets include:

	2014	2013	2012

Net loss (gain) on sales	$(146,413)	$(43,213)	$179,873
Additions to valuation allowance, net	144,100	63,302	990,570
Operating expenses (receipts), net of rental income	226,450	203,503	745,194
Repossession expense, net	370,550	266,805	1,735,764

End of year	$224,137	$223,592	$1,915,637